Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
FINANCIAL INFORMATION FOR PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES

28.	FINANCIAL INFORMATION FOR PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
Willis North America Inc. (‘Willis North America’) has $148 million senior notes outstanding that were issued on July 1, 2005, $394 million of senior notes issued on March 28, 2007 and $187 million of senior notes issued on September 29, 2009.
All direct obligations under the senior notes are jointly and severally, irrevocably and fully and unconditionally guaranteed by Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition Limited (previously registered as Trinity Acquisition plc) and Willis Group Limited, collectively the 'Other Guarantors', and with Willis Group Holdings, the 'Guarantor Companies'.
The debt securities that were issued by Willis North America and guaranteed by the entities described above, and for which the disclosures set forth below relate and are required under applicable SEC rules, were issued under an effective registration statement.
Presented below is condensed consolidating financial information for:

(i)	Willis Group Holdings, which is a guarantor, on a parent company only basis;

(ii)	the Other Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent and are all direct or indirect parents of the issuer;

(iii)	the Issuer, Willis North America;

(iv)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(v)	Consolidating adjustments; and

(vi)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the condensed consolidating balance sheets for the year ended December 31, 2014 of Willis Group Holdings, the Other Guarantors and the Issuer.

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$8	$3,759	$—	$3,767
Investment income	—	—	—	16	—	16
Other income	—	—	—	19	—	19
Total revenues	—	—	8	3,794	—	3,802
EXPENSES
Salaries and benefits	(1)	—	(81)	(2,232)	—	(2,314)
Other operating expenses	(16)	(95)	(38)	(510)	—	(659)
Depreciation expense	—	(4)	(17)	(71)	—	(92)
Amortization of intangible assets	—	—	—	(54)	—	(54)
Restructuring costs	—	(11)	(3)	(22)	—	(36)
Total expenses	(17)	(110)	(139)	(2,889)	—	(3,155)
OPERATING (LOSS) INCOME	(17)	(110)	(131)	905	—	647
Other (expense) income, net	(15)	(220)	—	11	230	6
Income from Group undertakings	—	221	313	102	(636)	—
Expenses due to Group undertakings	—	(33)	(179)	(424)	636	—
Interest expense	(43)	(35)	(45)	(12)	—	(135)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(75)	(177)	(42)	582	230	518
Income taxes	—	25	24	(208)	—	(159)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(75)	(152)	(18)	374	230	359
Interest in earnings of associates, net of tax	—	10	—	4	—	14
Equity account for subsidiaries	437	570	76	—	(1,083)	—
NET INCOME	362	428	58	378	(853)	373
Less: Net loss attributable to noncontrolling interests	—	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$362	$428	$58	$367	$(853)	$362

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive (loss) income	$(11)	$69	$(110)	$49	$(3)	$(6)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(5)	—	(5)
Comprehensive (loss) income attributable to Willis Group Holdings	$(11)	$69	$(110)	$44	$(3)	$(11)

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$8	$3,625	$—	$3,633
Investment income	—	—	—	15	—	15
Other income	—	—	—	7	—	7
Total revenues	—	—	8	3,647	—	3,655
EXPENSES
Salaries and benefits	(1)	—	(103)	(2,103)	—	(2,207)
Other operating expenses	(5)	(69)	(163)	(399)	—	(636)
Depreciation expense	—	(3)	(20)	(71)	—	(94)
Amortization of intangible assets	—	—	—	(55)	—	(55)
Total expenses	(6)	(72)	(286)	(2,628)	—	(2,992)
OPERATING (LOSS) INCOME	(6)	(72)	(278)	1,019	—	663
Other income (expense), net	5	(4)	—	31	(10)	22
Income from Group undertakings	—	191	364	86	(641)	—
Expenses due to Group undertakings	(10)	(34)	(141)	(456)	641	—
Loss on extinguishment of debt	—	—	(60)	—	—	(60)
Interest expense	(42)	(16)	(63)	(5)	—	(126)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(53)	65	(178)	675	(10)	499
Income taxes	—	23	—	(145)	—	(122)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(53)	88	(178)	530	(10)	377
Interest in earnings of associates, net of tax	—	9	—	(9)	—	—
Equity account for subsidiaries	418	320	150	—	(888)	—
NET INCOME (LOSS)	365	417	(28)	521	(898)	377
Less: Net income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
NET INCOME (LOSS) ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$365	$417	$(28)	$509	$(898)	$365

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$522	$565	$74	$636	$(1,263)	$534
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
Comprehensive income attributable to Willis Group Holdings	$522	$565	$74	$624	$(1,263)	$522

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,458	$—	$3,458
Investment income	—	—	1	17	—	18
Other income	—	—	—	4	—	4
Total revenues	—	—	1	3,479	—	3,480
EXPENSES
Salaries and benefits	(2)	—	(96)	(2,377)	—	(2,475)
Other operating expenses	(6)	(80)	(78)	(436)	—	(600)
Depreciation expense	—	(1)	(15)	(63)	—	(79)
Amortization of intangible assets	—	—	—	(59)	—	(59)
Goodwill impairment charge	—	—	—	(492)	—	(492)
Total expenses	(8)	(81)	(189)	(3,427)	—	(3,705)
OPERATING (LOSS) INCOME	(8)	(81)	(188)	52	—	(225)
Other income (expense), net	2	(2)	(1)	17	—	16
Income from Group undertakings	—	201	316	111	(628)	—
Expenses due to Group undertakings	—	(67)	(147)	(414)	628	—
Interest expense	(43)	(7)	(70)	(8)	—	(128)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(49)	44	(90)	(242)	—	(337)
Income taxes	—	31	34	(166)	—	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(49)	75	(56)	(408)	—	(438)
Interest in earnings of associates, net of tax	—	8	—	(3)	—	5
Equity account for subsidiaries	(397)	(480)	(172)	—	1,049	—
NET LOSS	(446)	(397)	(228)	(411)	1,049	(433)
Less: Net income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$(446)	$(397)	$(228)	$(424)	$1,049	$(446)

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive loss	$(552)	$(494)	$(263)	$(519)	$1,289	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(494)	$(263)	$(532)	$1,289	$(552)

Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$9	$2	$—	$624	$—	$635
Accounts receivable, net	—	—	4	1,040	—	1,044
Fiduciary assets	—	—	—	8,948	—	8,948
Deferred tax assets	—	—	—	12	—	12
Other current assets	1	27	10	205	(29)	214
Amounts due from Group undertakings	3,674	924	1,057	1,114	(6,769)	—
Total current assets	3,684	953	1,071	11,943	(6,798)	10,853
NON-CURRENT ASSETS
Investments in subsidiaries	—	2,536	721	—	(3,257)	—
Fixed assets, net	—	20	42	421	—	483
Goodwill	—	—	—	2,937	—	2,937
Other intangible assets, net	—	—	—	450	—	450
Investments in associates	—	147	—	22	—	169
Deferred tax assets	—	—	—	9	—	9
Pension benefits asset	—	—	—	314	—	314
Other non-current assets	3	8	2	207	—	220
Non-current amounts due from Group undertakings	—	518	740	—	(1,258)	—
Total non-current assets	3	3,229	1,505	4,360	(4,515)	4,582
TOTAL ASSETS	$3,687	$4,182	$2,576	$16,303	$(11,313)	$15,435
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$8,948	$—	$8,948
Deferred revenue and accrued expenses	1	4	30	584	—	619
Income taxes payable	—	—	7	55	(29)	33
Short-term debt and current portion of long-term debt	—	17	149	1	—	167
Deferred tax liabilities	—	—	—	21	—	21
Other current liabilities	67	11	46	320	—	444
Amounts due to Group undertakings	—	4,374	1,499	896	(6,769)	—
Total current liabilities	68	4,406	1,731	10,825	(6,798)	10,232
NON-CURRENT LIABILITIES
Investments in subsidiaries	838	—	—	—	(838)	—
Long-term debt	796	765	581	—	—	2,142
Liabilities for pension benefits	—	—	—	284	—	284
Deferred tax liabilities	—	—	—	128	—	128
Provisions for liabilities	—	—	—	194	—	194
Other non-current liabilities	—	—	17	372	—	389
Non-current amounts due to Group undertakings	—	—	518	740	(1,258)	—
Total non-current liabilities	1,634	765	1,116	1,718	(2,096)	3,137
TOTAL LIABILITIES	$1,702	$5,171	$2,847	$12,543	$(8,894)	$13,369

Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	—	59	—	59

EQUITY
Total Willis Group Holdings stockholders’ equity	1,985	(989)	(271)	3,679	(2,419)	1,985
Noncontrolling interests	—	—	—	22	—	22
Total equity	1,985	(989)	(271)	3,701	(2,419)	2,007
TOTAL LIABILITIES AND EQUITY	$3,687	$4,182	$2,576	$16,303	$(11,313)	$15,435

Condensed Consolidating Balance Sheet

	As at December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3	$3	$—	$790	$—	$796
Accounts receivable, net	—	—	4	1,037	—	1,041
Fiduciary assets	—	—	—	8,412	—	8,412
Deferred tax assets	—	—	—	16	(1)	15
Other current assets	1	21	10	186	(21)	197
Amounts due by group undertakings	4,051	903	1,317	1,484	(7,755)	—
Total current assets	4,055	927	1,331	11,925	(7,777)	10,461
NON-CURRENT ASSETS
Investments in subsidiaries	—	2,838	1,021	—	(3,859)	—
Fixed assets, net	—	15	51	415	—	481
Goodwill	—	—	—	2,838	—	2,838
Other intangible assets, net	—	—	—	353	—	353
Investments in associates	—	156	—	20	—	176
Deferred tax assets	—	—	—	7	—	7
Pension benefits asset	—	—	—	278	—	278
Other non-current assets	4	9	5	188	—	206
Non-current amounts due by group undertakings	—	518	690	—	(1,208)	—
Total non-current assets	4	3,536	1,767	4,099	(5,067)	4,339
TOTAL ASSETS	$4,059	$4,463	$3,098	$16,024	$(12,844)	$14,800
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$8,412	$—	$8,412
Deferred revenue and accrued expenses	2	1	28	555	—	586
Income taxes payable	—	3	—	39	(21)	21
Short-term debt and current portion of long-term debt	—	15	—	—	—	15
Deferred tax liabilities	—	—	—	25	—	25
Other current liabilities	62	15	38	300	—	415
Amounts due to group undertakings	—	4,760	1,662	1,333	(7,755)	—
Total current liabilities	64	4,794	1,728	10,664	(7,776)	9,474
NON-CURRENT LIABILITIES
Investments in subsidiaries	985	—	—	—	(985)	—
Long-term debt	795	782	733	1	—	2,311
Liabilities for pension benefits	—	—	—	136	—	136
Deferred tax liabilities	—	1	—	55	—	56
Provisions for liabilities	—	—	—	206	—	206
Other non-current liabilities	—	—	48	326	—	374
Non-current amounts due to group undertakings	—	—	518	690	(1,208)	—
Total non-current liabilities	1,780	783	1,299	1,414	(2,193)	3,083
TOTAL LIABILITIES	$1,844	$5,577	$3,027	$12,078	$(9,969)	$12,557

Condensed Consolidating Balance Sheet

	As at December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
EQUITY
Total Willis Group Holdings stockholders’ equity	2,215	(1,114)	71	3,918	(2,875)	2,215
Noncontrolling interests	—	—	—	28	—	28
Total equity	2,215	(1,114)	71	3,946	(2,875)	2,243
TOTAL LIABILITIES AND EQUITY	$4,059	$4,463	$3,098	$16,024	$(12,844)	$14,800

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(35)	$387	$265	$212	$(352)	$477
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	1	6	(1)	6
Additions to fixed assets	—	(9)	(10)	(95)	1	(113)
Additions to intangibles assets	—	—	—	(4)	—	(4)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(241)	—	(241)
Payments to acquire other investments	—	—	—	(10)	—	(10)
Proceeds from sale of operations, net of cash disposed	—	—	—	86	—	86
Proceeds from intercompany investing activities	361	—	120	435	(916)	—
Repayments of intercompany investing activities	—	(53)	(131)	(46)	230	—
Additional investment in subsidiaries	(31)	—	—	—	31	—
Net cash provided by (used in) investing activities	330	(62)	(20)	131	(655)	(276)
CASH FLOWS FROM FINANCING ACTIVITIES
Debt issuance costs	—	—	—	(3)	—	(3)
Repayments of debt	—	(15)	—	—	—	(15)
Repurchase of shares	(213)	—	—	—	—	(213)
Proceeds from issue of shares	134	—	—	31	(31)	134
Excess tax benefits from share-based payment arrangements	—	—	—	5	—	5
Dividends paid	(210)	—	—	(352)	352	(210)
Acquisition of noncontrolling interests	—	(4)	—	—	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(17)	—	(17)
Proceeds from intercompany financing activities	—	46	4	180	(230)	—
Repayments of intercompany financing activities	—	(353)	(249)	(314)	916	—
Net cash used in financing activities	(289)	(326)	(245)	(470)	1,007	(323)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6	(1)	—	(127)	—	(122)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(39)	—	(39)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3	3	—	790	—	796
CASH AND CASH EQUIVALENTS, END OF YEAR	$9	$2	$—	$624	$—	$635

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH PROVIDED BY OPERATING ACTIVITIES	$4	$125	$7	$662	$(237)	$561
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	3	9	—	12
Additions to fixed assets	—	(7)	(11)	(94)	—	(112)
Additions to intangible assets	—	—	—	(7)	—	(7)
Acquisitions of subsidiaries, net of cash acquired	—	(237)	(230)	(30)	467	(30)
Payments to acquire other investments	—	—	—	(7)	—	(7)
Proceeds from sale of associates	—	—	—	4	—	4
Proceeds from sale of operations, net of cash disposed	—	—	230	257	(467)	20
Proceeds from intercompany investing activities	383	211	36	60	(690)	—
Repayments of intercompany investing activities	(347)	(442)	(120)	(780)	1,689	—
Net cash provided by (used in) investing activities	36	(475)	(92)	(588)	999	(120)
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued	—	522	—	—	—	522
Debt issuance costs	—	(8)	—	—	—	(8)
Repayments of debt	—	(15)	(521)	—	—	(536)
Tender premium on extinguishment of senior notes	—	—	(65)	—	—	(65)
Proceeds from issue of shares	155	—	—	—	—	155
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(193)	—	(230)	(7)	237	(193)
Acquisition of noncontrolling interests	—	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(10)	—	(10)
Proceeds from intercompany financing activities	—	321	901	467	(1,689)	—
Repayments of intercompany financing activities	—	(467)	—	(223)	690	—
Net cash (used in) provided by financing activities	(38)	353	85	225	(762)	(137)
INCREASE IN CASH AND CASH EQUIVALENTS	2	3	—	299	—	304
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(8)	—	(8)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1	—	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$3	$—	$790	$—	$796

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(23)	$1,504	$(44)	$(97)	$(815)	$525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(7)	(19)	(109)	—	(135)
Additions to intangible assets	—	—	—	(2)	—	(2)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(33)	—	(33)
Payments to acquire other investments	—	—	—	(7)	—	(7)
Proceeds from intercompany investing activities	256	216	44	1,230	(1,746)	—
Repayments of intercompany investing activities	—	(318)	(10)	(81)	409	—
Net cash provided by (used in) investing activities	256	(109)	15	1,003	(1,337)	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of debt	—	(15)	—	—	—	(15)
Proceeds from issue of other debt	—	1	—	—	—	1
Repurchase of shares	(100)	—	—	—	—	(100)
Proceeds from issue of shares	53	—	—	—	—	53
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(185)	—	—	(815)	815	(185)
Proceeds from sale of noncontrolling interest	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(39)	—	(39)
Dividends paid to noncontrolling interests	—	—	—	(11)	—	(11)
Cash received on intercompany financing activities	—	81	—	328	(409)	—
Cash paid on intercompany financing activities	—	(1,462)	(134)	(150)	1,746	—
Net cash used in financing activities	(232)	(1,395)	(134)	(682)	2,152	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1	—	(163)	224	—	62
Effect of exchange rate changes on cash and cash equivalents	—	—	—	2	—	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF YEAR	$1	$—	$—	$499	$—	$500

30.	FINANCIAL INFORMATION FOR ISSUER, PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
Trinity Acquisition Limited (previously registered as Trinity Acquisition plc) has $525 million senior notes outstanding that were issued on August 15, 2013.
All direct obligations under the senior notes were jointly and severally, irrevocably and fully and unconditionally guaranteed by Willis Netherlands Holdings B.V, Willis Investment UK Holdings Limited, TA I Limited, Willis Group Limited and Willis North America, Inc, collectively the 'Other Guarantors', and with Willis Group Holdings, the 'Guarantor Companies'.
The guarantor structure described above differs from the guarantor structure associated with the senior notes issued by the Company and Willis North America (the ‘Willis North America Debt Securities’) in that Trinity Acquisition Limited is the issuer and not a subsidiary guarantor, and Willis North America, Inc. is a subsidiary guarantor.
Presented below is condensed consolidating financial information for:

(i)	Willis Group Holdings, which is a guarantor, on a parent company only basis;

(ii)
the Other Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent. Willis Netherlands Holdings B.V, Willis Investment UK Holdings Limited and TA I Limited are all direct or indirect parents of the issuer and Willis Group Limited and Willis North America Inc., are 100 percent directly or indirectly owned subsidiaries or the issuer;

(iii)	Trinity Acquisition Limited, which is the issuer and is a 100 percent indirectly owned subsidiary of the parent;

(iv)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(v)	Consolidating adjustments; and

(vi)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the condensed consolidating balance sheets of Willis Group Holdings, the Other Guarantors and the Issuer.

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$8	$—	$3,759	$—	$3,767
Investment income	—	—	—	16	—	16
Other income	—	—	—	19	—	19
Total revenues	—	8	—	3,794	—	3,802
EXPENSES
Salaries and benefits	(1)	(81)	—	(2,232)	—	(2,314)
Other operating expenses	(16)	(133)	—	(510)	—	(659)
Depreciation expense	—	(21)	—	(71)	—	(92)
Amortization of intangible assets	—	—	—	(54)	—	(54)
Restructuring expenses	—	(14)	—	(22)	—	(36)
Total expenses	(17)	(249)	—	(2,889)	—	(3,155)
OPERATING (LOSS) INCOME	(17)	(241)	—	905	—	647
Other (expense) income, net	(15)	(220)	—	11	230	6
Income from Group undertakings	—	450	91	102	(643)	—
Expenses due to Group undertakings	—	(190)	(29)	(424)	643	—
Interest expense	(43)	(44)	(36)	(12)	—	(135)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(75)	(245)	26	582	230	518
Income taxes	—	54	(5)	(208)	—	(159)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(75)	(191)	21	374	230	359
Interest in earnings of associates, net of tax	—	10	—	4	—	14
Equity account for subsidiaries	437	609	314	—	(1,360)	—
NET INCOME	362	428	335	378	(1,130)	373
Less: Net income attributable to noncontrolling interests	—	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$362	$428	$335	$367	$(1,130)	$362

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive (loss) income	$(11)	$69	$(5)	$49	$(108)	$(6)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(5)	—	(5)
Comprehensive (loss) income attributable to Willis Group Holdings	$(11)	$69	$(5)	$44	$(108)	$(11)

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$8	$—	$3,625	$—	$3,633
Investment income	—	—	—	15	—	15
Other income	—	—	—	7	—	7
Total revenues	—	8	—	3,647	—	3,655
EXPENSES
Salaries and benefits	(1)	(103)	—	(2,103)	—	(2,207)
Other operating expenses	(5)	(231)	(1)	(399)	—	(636)
Depreciation expense	—	(23)	—	(71)	—	(94)
Amortization of intangible assets	—	—	—	(55)	—	(55)
Total expenses	(6)	(357)	(1)	(2,628)	—	(2,992)
OPERATING (LOSS) INCOME	(6)	(349)	(1)	1,019	—	663
Other income (expense), net	5	(4)	—	31	(10)	22
Income from Group undertakings	—	491	68	86	(645)	—
Expenses due to Group undertakings	(10)	(153)	(26)	(456)	645	—
Loss on extinguishment of debt	—	(60)	—	—	—	(60)
Interest expense	(42)	(61)	(18)	(5)	—	(126)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(53)	(136)	23	675	(10)	499
Income taxes	—	29	(6)	(145)	—	(122)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(53)	(107)	17	530	(10)	377
Interest in earnings of associates, net of tax	—	9	—	(9)	—	—
Equity account for subsidiaries	418	515	344	—	(1,277)	—
NET INCOME	365	417	361	521	(1,287)	377
Less: Net income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$365	$417	$361	$509	$(1,287)	$365

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$522	$565	$504	$636	$(1,693)	$534
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
Comprehensive income attributable to Willis Group Holdings	$522	$565	$504	$624	$(1,693)	$522

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,458	$—	$3,458
Investment income	—	1	—	17	—	18
Other income	—	—	—	4	—	4
Total revenues	—	1	—	3,479	—	3,480
EXPENSES
Salaries and benefits	(2)	(96)	—	(2,377)	—	(2,475)
Other operating expenses	(6)	(158)	—	(436)	—	(600)
Depreciation expense	—	(16)	—	(63)	—	(79)
Amortization of intangible assets	—	—	—	(59)	—	(59)
Goodwill impairment	—	—	—	(492)	—	(492)
Total expenses	(8)	(270)	—	(3,427)	—	(3,705)
OPERATING (LOSS) INCOME	(8)	(269)	—	52	—	(225)
Other income (expense), net	2	(4)	1	17	—	16
Income from Group undertakings	—	436	79	111	(626)	—
Expenses due to Group undertakings	—	(185)	(27)	(414)	626	—
Interest expense	(43)	(69)	(8)	(8)	—	(128)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(49)	(91)	45	(242)	—	(337)
Income taxes	—	76	(11)	(166)	—	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(49)	(15)	34	(408)	—	(438)
Interest in earnings of associates, net of tax	—	8	—	(3)	—	5
Equity account for subsidiaries	(397)	(390)	(461)	—	1,248	—
NET LOSS	(446)	(397)	(427)	(411)	1,248	(433)
Less: Net income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$(446)	$(397)	$(427)	$(424)	$1,248	$(446)

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive loss	$(552)	$(494)	$(528)	$(519)	$1,554	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(494)	$(528)	$(532)	$1,554	$(552)

Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$9	$2	$—	$624	$—	$635
Accounts receivable, net	—	4	—	1,040	—	1,044
Fiduciary assets	—	—	—	8,948	—	8,948
Deferred tax assets	—	—	—	12	—	12
Other current assets	1	41	1	205	(34)	214
Amounts due from group undertakings	3,674	1,154	797	1,114	(6,739)	—
Total current assets	3,684	1,201	798	11,943	(6,773)	10,853
NON-CURRENT ASSETS
Investments in subsidiaries	—	3,478	2,578	—	(6,056)	—
Fixed assets, net	—	62	—	421	—	483
Goodwill	—	—	—	2,937	—	2,937
Other intangible assets, net	—	—	—	450	—	450
Investments in associates	—	147	—	22	—	169
Deferred tax assets	—	—	—	9	—	9
Pension benefits asset	—	—	—	314	—	314
Other non-current assets	3	2	8	207	—	220
Non-current amounts due from group undertakings	—	740	518	—	(1,258)	—
Total non-current assets	3	4,429	3,104	4,360	(7,314)	4,582
TOTAL ASSETS	$3,687	$5,630	$3,902	$16,303	$(14,087)	$15,435
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$8,948	$—	$8,948
Deferred revenue and accrued expenses	1	34	—	584	—	619
Income taxes payable	—	7	5	55	(34)	33
Short-term debt and current portion of long-term debt	—	149	17	1	—	167
Deferred tax liabilities	—	—	—	21	—	21
Other current liabilities	67	46	11	320	—	444
Amounts due to group undertakings	—	5,267	576	896	(6,739)	—
Total current liabilities	68	5,503	609	10,825	(6,773)	10,232
NON-CURRENT LIABILITIES
Investments in subsidiaries	838	—	—	—	(838)	—
Long-term debt	796	581	765	—	—	2,142
Liabilities for pension benefits	—	—	—	284	—	284
Deferred tax liabilities	—	—	—	128	—	128
Provisions for liabilities	—	—	—	194	—	194
Other non-current liabilities	—	17	—	372	—	389
Non-current amounts due to group undertakings	—	518	—	740	(1,258)	—
Total non-current liabilities	1,634	1,116	765	1,718	(2,096)	3,137
TOTAL LIABILITIES	$1,702	$6,619	$1,374	$12,543	$(8,869)	$13,369
Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	—	59	—	59

EQUITY
Total Willis Group Holdings stockholders’ equity	1,985	(989)	2,528	3,679	(5,218)	1,985
Noncontrolling interests	—	—	—	22	—	22
Total equity	1,985	(989)	2,528	3,701	(5,218)	2,007
TOTAL LIABILITIES AND EQUITY	$3,687	$5,630	$3,902	$16,303	$(14,087)	$15,435

Condensed Consolidating Balance Sheet

	As at December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3	$3	$—	$790	$—	$796
Accounts receivable, net	—	4	—	1,037	—	1,041
Fiduciary assets	—	—	—	8,412	—	8,412
Deferred tax assets	—	—	—	16	(1)	15
Other current assets	1	36	1	186	(27)	197
Amounts due from group undertakings	4,051	975	793	1,484	(7,303)	—
Total current assets	4,055	1,018	794	11,925	(7,331)	10,461
NON-CURRENT ASSETS
Investments in subsidiaries	—	3,716	2,705	—	(6,421)	—
Fixed assets, net	—	66	—	415	—	481
Goodwill	—	—	—	2,838	—	2,838
Other intangible assets, net	—	—	—	353	—	353
Investments in associates	—	156	—	20	—	176
Deferred tax assets	—	—	—	7	—	7
Pension benefits asset	—	—	—	278	—	278
Other non-current assets	4	5	9	188	—	206
Non-current amounts due from group undertakings	—	1,113	518	—	(1,631)	—
Total non-current assets	4	5,056	3,232	4,099	(8,052)	4,339
TOTAL ASSETS	$4,059	$6,074	$4,026	$16,024	$(15,383)	$14,800
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$8,412	$—	$8,412
Deferred revenue and accrued expenses	2	29	—	555	—	586
Income taxes payable	—	4	5	39	(27)	21
Short-term debt and current portion of long-term debt	—	—	15	—	—	15
Deferred tax liabilities	—	—	—	25	—	25
Other current liabilities	62	42	11	300	—	415
Amounts due to group undertakings	—	5,813	157	1,333	(7,303)	—
Total current liabilities	64	5,888	188	10,664	(7,330)	9,474
NON-CURRENT LIABILITIES
Investments in subsidiaries	985	—	—	—	(985)	—
Long-term debt	795	733	782	1	—	2,311
Liabilities for pension benefits	—	—	—	136	—	136
Deferred tax liabilities	—	1	—	55	—	56
Provisions for liabilities	—	—	—	206	—	206
Other non-current liabilities	—	48	—	326	—	374
Non-current amounts due to group undertakings	—	518	423	690	(1,631)	—
Total non-current liabilities	1,780	1,300	1,205	1,414	(2,616)	3,083
TOTAL LIABILITIES	$1,844	$7,188	$1,393	$12,078	$(9,946)	$12,557
Condensed Consolidating Balance Sheet

	As at December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
EQUITY
Total Willis Group Holdings stockholders’ equity	2,215	(1,114)	2,633	3,918	(5,437)	2,215
Noncontrolling interests	—	—	—	28	—	28
Total equity	2,215	(1,114)	2,633	3,946	(5,437)	2,243
TOTAL LIABILITIES AND EQUITY	$4,059	$6,074	$4,026	$16,024	$(15,383)	$14,800

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(35)	$781	$181	$212	$(662)	$477
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	1	—	6	(1)	6
Additions to fixed assets	—	(19)	—	(95)	1	(113)
Additions to intangible assets	—	—	—	(4)	—	(4)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(241)	—	(241)
Payments to acquire other investments	—	—	—	(10)	—	(10)
Proceeds from sale of operations, net of cash disposed	—	—	—	86	—	86
Proceeds from intercompany investing activities	361	120	—	435	(916)	—
Repayments of intercompany investing activities	—	(180)	(4)	(46)	230	—
Additional investment in subsidiaries	(31)	—	—	—	31	—
Net cash provided by (used in) investing activities	330	(78)	(4)	131	(655)	(276)
CASH FLOWS FROM FINANCING ACTIVITIES
Debt issuance costs	—	—	—	(3)	—	(3)
Repayments of debt	—	—	(15)	—	—	(15)
Repurchase of shares	(213)	—	—	—	—	(213)
Proceeds from issue of shares	134	—	—	31	(31)	134
Excess tax benefits from share-based payment arrangement	—	—	—	5	—	5
Dividends paid	(210)	(155)	(155)	(352)	662	(210)
Acquisition of noncontrolling interests	—	(4)	—	—	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(17)	—	(17)
Proceeds from intercompany financing activities	—	50	—	180	(230)	—
Repayments of intercompany financing activities	—	(595)	(7)	(314)	916	—
Net cash used in financing activities	(289)	(704)	(177)	(470)	1,317	(323)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6	(1)	—	(127)	—	(122)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(39)	—	(39)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3	3	—	790	—	796
CASH AND CASH EQUIVALENTS, END OF YEAR	$9	$2	$—	$624	$—	$635

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH PROVIDED BY OPERATING ACTIVITIES	$4	$399	$63	$662	$(567)	$561
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	3	—	9	—	12
Additions to fixed assets	—	(18)	—	(94)	—	(112)
Additions to intangible assets	—	—	—	(7)	—	(7)
Acquisitions of subsidiaries, net of cash acquired	—	(237)	—	(30)	237	(30)
Payments to acquire other investments	—	—	—	(7)	—	(7)
Proceeds from sale of associates	—	—	—	4	—	4
Proceeds from sale of operations, net of cash disposed	—	—	—	257	(237)	20
Proceeds from intercompany investing activities	383	160	132	60	(735)	—
Repayments of intercompany investing activities	(347)	(120)	(442)	(780)	1,689	—
Net cash provided by (used in) investing activities	36	(212)	(310)	(588)	954	(120)
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued	—	—	522	—	—	522
Debt issuance costs	—	—	(8)	—	—	(8)
Repayments of debt	—	(521)	(15)	—	—	(536)
Tender premium on extinguishment of senior notes	—	(65)	—	—	—	(65)
Proceeds from issue of shares	155	—	—	—	—	155
Excess tax benefits from share-based payment arrangement	—	—	—	2	—	2
Dividends paid	(193)	(230)	(330)	(7)	567	(193)
Acquisition of noncontrolling interests	—	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(10)	—	(10)
Proceeds from intercompany financing activities	—	1,075	147	467	(1,689)	—
Repayments of intercompany financing activities	—	(443)	(69)	(223)	735	—
Net cash (used in) provided by financing activities	(38)	(184)	247	225	(387)	(137)
INCREASE IN CASH AND CASH EQUIVALENTS	2	3	—	299	—	304
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(8)	—	(8)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1	—	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$3	$—	$790	$—	$796

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(23)	$2,393	$1,356	$(97)	$(3,104)	$525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(26)	—	(109)	—	(135)
Additions to intangible assets	—	—	—	(2)	—	(2)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(33)	—	(33)
Payments to acquire other investments	—	—	—	(7)	—	(7)
Proceeds from intercompany investing activities	256	176	78	1,230	(1,740)	—
Repayments of intercompany investing activities	—	(197)	(131)	(81)	409	—
Net cash provided by (used in) investing activities	256	(47)	(53)	1,003	(1,331)	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of debt	—	(4)	(11)	—	—	(15)
Proceeds from issue of other debt	—	—	1	—	—	1
Repurchase of shares	(100)	—	—	—	—	(100)
Proceeds from issue of shares	53	—	—	—	—	53
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(185)	(1,220)	(1,069)	(815)	3,104	(185)
Proceeds from sale of noncontrolling interests	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(39)	—	(39)
Dividends paid to noncontrolling interests	—	—	—	(11)	—	(11)
Proceeds from intercompany financing activities	—	81	—	328	(409)	—
Repayments of intercompany financing activities	—	(1,366)	(224)	(150)	1,740	—
Net cash used in financing activities	(232)	(2,509)	(1,303)	(682)	4,435	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1	(163)	—	224	—	62
Effect of exchange rate changes on cash and cash equivalents	—	—	—	2	—	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	163	—	273	—	436
CASH AND CASH EQUIVALENTS, END OF YEAR	$1	$—	$—	$499	$—	$500